Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Line Items]
Restructuring reserves	$ 94.2	$ 75.8	$ 32.3	$ 48.6
Fair Value
Fair Value Measurements [Line Items]
Restructuring reserves	$ 94.2	$ 75.8